Research and Development expenses	12 Months Ended
Dec. 31, 2011
Research and Development Expenses [Abstract]
Research and Development Expenses Disclosure [Text Block]

4. Research and Development expenses

Our total research and development expenditures can be disaggregated in the following significant type of expenses ($USD in millions):

	2009	2010	2011
Research and Development Expenses	39.5	37.2	33.7
R&D Tax Credit	(6.6)	(7.6)	(6.0)
Grants	(2.5)	(0.9)	(1.7)
Total	30.4	28.7	25.1

As of December 31, 2011 the Company recognized to the income statement unconditional grants for a total of $1,728,000